Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income

The following tables present a breakdown of our expense categories as presented within our consolidated statements of operations and other comprehensive (loss) income.

	2024	2023	2022
Clearing and operation cost	$52,722,425	$43,833,078	$39,490,080
Market and data fees	16,056,015	12,720,971	11,631,838
Handling charge expense	10,528,178	9,864,869	8,642,199
Total	$79,306,618	$66,418,918	$59,764,117
	2024	2023	2022
Employee compensation benefits	$43,399,693	$35,111,616	$34,381,625
Cloud service fees	13,280,129	11,806,489	8,928,904
System costs	7,160,641	5,238,363	3,462,585
Total	$63,840,463	$52,156,468	$46,773,114
	2024	2023	2022
Advertising and promotions	$108,190,912	$92,182,380	$92,412,497
Free stock promotions	23,980,001	55,225,961	40,371,848
Employee compensation and benefits	6,550,318	4,849,661	7,496,242
Total	$138,721,231	$152,258,002	$140,280,587
	2024	2023	2022
Employee compensation and benefits	$77,187,479	$61,466,048	$45,543,590
Compliance fees	11,212,942	8,740,324	7,457,835
Office related	14,677,995	10,078,418	6,607,901
Professional services	10,586,397	9,966,117	8,939,260
Depreciation and amortization of right-of-use assets	6,669,419	4,675,664	3,500,581
Other	2,380,396	863,232	911,042
	$122,714,628	$95,789,803	$72,960,209